Accounts receivable, net	12 Months Ended
Mar. 31, 2012
Accounts receivable, net
3	Accounts receivable, net

(a)	Accounts receivable consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivable	358,310	385,792	61,261
Less: Allowance for doubtful accounts	(39,956)	(52,544)	(8,344)
Total accounts receivable, net	318,354	333,248	52,917

Representing:

Current portion:
- processing fees	60,550	49,731	7,897
- storage fees	15,861	28,404	4,510
- others	991	877	139
	77,402	79,012	12,546
Non-current portion:
- processing fees	240,952	254,236	40,371
Total accounts receivable, net	318,354	333,248	52,917

Non-current gross accounts receivable as of March 31, 2012 are due for payment as follows:

	March 31, 2012
	RMB	US$
Fiscal years ending March 31,
2014	30,234	4,801
2015	29,924	4,752
2016	28,991	4,604
2017	25,840	4,103
2018 and thereafter	177,875	28,245
	292,864	46,505

(b)	An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	8,392	17,197	39,956	6,345
Charged to provisions for doubtful accounts	8,805	25,018	12,588	1,999
Write-off charged against the allowance for the year	-	(2,259)	-	-
Balance at end of year	17,197	39,956	52,544	8,344

The Group continuously monitors the recoverability of the accounts receivable, the credit quality of such receivables, the effectiveness and the efficiency of its collection efforts. During the year ended March 31, 2011, the Group sold RMB11,998 of its accounts receivable to a third party for a consideration of RMB10,006, satisfied in cash. Pursuant to the agreement, the receivables were transferred without recourse. The sale of the receivables was accounted for under ASC 860, Transfers and Servicing. Under that guidance, receivables were considered sold since they were legally isolated from the Company and its creditors even in the event of bankruptcy or other receivership, the purchaser has the unconstrained right to pledge or exchange the receivables, and the Company has surrendered control over the transferred receivables.